SCM FUNDS

Dear Fellow Shareholders:

We are pleased to provide you with this inaugural semi-annual report for the SCM Strategic Growth Fund for the period ending November 30, 1998. Over this period, your Fund produced a total return of negative thirteen percent. From its inception date of June 26, 1998, the Fund traded for only 15 business days before the broad market reached its summertime highs. From that point the "bear" market of 1998 took over. By the end of August, the Fund had fallen to $7.77 per share - a 22.3% drop in price. By November 30, the value of the Fund had risen back to $8.70. And, as your enclosed statement will attest, the year-end share price closed even higher at $9.43, but still $0.57 shy of the June 26th initial offering.

We were certainly aware of the discouragement you felt throughout the few months when stock prices seemed to be on a "freefall". Conversely, we sensed your relief as equities managed to rally. For over 100 years the stock market has provided investors the same experience. And without fail, those patient investors who endured the "falls" have been rewarded, often handsomely, with the "rallies". We, as investment managers, have grown professionally from the experience of the last six-months and we know the next time (and yes, there will be a next time) we will be better prepared. We hope you will be too.

Market Overview

Stocks of almost all size, shape and color got hammered during the 3rd quarter and proved to be the worst quarter for stock funds since September of 1990. Although there are lots of reasons to explain the poor performance, the most critical event may have been the collapse of the financial system in Russia. Investors had considered the U.S. banking system the healthiest in the world and were shocked to hear of the exposure they had in Russia and still have in Latin America. The exposure appears to be manageable but none the less was unexpected.

U.S stocks had been highly valued and vulnerable to this type of event for the last three years. Although there have been many storm clouds come and go throughout this period, most have never produced any rain. This storm however was different, it emerged suddenly and brutally! However, a rainbow was seen on the horizon.

The rebound which followed was equally as impressive and swift. After a slow start in October, following gloomy economic comments from Alan Greenspan and a stream of profit warnings, the market recovered quickly as earnings came in higher than expected. The market surged again mid-month following Greenspan's surprise interest rate cut, the first move outside of an official Federal Open Market Committee meeting in over 4 years. A higher than expected GDP figure released later sustained the market rally and bullish investors returned in droves. By the end of November, broad-based indexes were reapproaching all-time highs. Returns were broad-based, although large caps once again outperformed small caps. U.S. fixed income markets, which had strongly rallied during the "correction", failed to participate in the stock market's rebound as long-term Treasury yields hovered at or below 5.25%.

We remain cautiously optimistic about equities for 1999. Our reasons for this include; a sound U.S economy, low interest rates and also the expectation for an improving situation around the world, which could point to a worldwide recovery for the year 2000.

First, looking at the U.S. economy, not only are interest rates and inflation at historically low levels, but employment is also at historically high levels. Low unemployment means that consumption in the United States, which accounts for about 80% of the U.S. GDP, will continue to be high - this in turn translates into healthy profits for most U.S. companies.

Furthermore, the committee which publishes the report for the index of leading economic indicators recently concluded that: "the leading indicator shows no serious impediment to moderate, or even strong economic growth for 1999". This index is a widely respected measure for future economic trends for the U.S. economy and has been quite reliable in signaling turning points.

According to IBES, a provider of consensus estimates for corporate earnings, stocks are expected to see earnings per share (EPS) growth of about 17% next year. This follows a flat performance during 1998, in which stocks did not post any gains or perhaps even a modest decline. So, here again there is some room for optimism.

Our optimism is tempered, however, due to many imaginable events which could trigger a selloff. The Japanese banking reform and economic stimulus plans could fail as many plans have before it. The Brazilians may not live up to the requirements of their International Monetary Fund (IMF) bailout plan. There could be violent social and political strife in Russia, Indonesia and Malaysia. The Europeans may begin to bicker over the process of European monetary union. Exceedingly low oil prices may soon undermine commodity-dependent economies that range from Mexico to South Africa. There is also the potential of a long and exhausting U.S. Senate trial of the President.

While the risk of another stock market correction is still present, the most likely scenario remains that the stock market will simply trade sideways for awhile. This will allow corporate earnings and the rest of the economy to "catch up" to current market valuations. Under this assumption, we will continue to seek out securities of companies we believe are reasonably priced growth prospects. We will likely continue to allocate at least 15 to 25 percent of the portfolio's assets into U.S. Treasury securities and money market instruments. In addition to managing risk, these non-equity assets provide funds for new stock purchases when prices become attractive.

Portfolio Focus

Equity investment results were most positively impacted by those companies which were purchased during the period at historically low valuations. FDX Corp., Cisco Systems, MCI Worldcom, Home Depot, SCI Systems and Intel have all added impressive gains since the market bottomed in early October. A special situation stock, Net.B@nk Inc., has been the portfolio's stellar performer to date. The Atlanta-based internet banking operation had appreciated by almost 120% on November 30. Shortly after, we opted to book some of the profit by selling nearly half of the initial position.

On the other side of the ledger, our exposure to some smaller companies and health-care stocks hurt results. HEALTHSOUTH and Quorum Health Group, two large health management companies headquartered in the Southeast, fell on extremely hard times amid tighter regulatory issues and allegations of Medicare fraud. Concerned by talk of global recessionary pressures, investors sold cyclicals, including Birmingham Steel, and freight transporters, such as M S Carriers. All four companies are no longer held by the Fund.

In the current equity environment issue selection should be the key factor determining investment success. We will continue to find stocks we believe have good long-term earnings growth potential that are attractively priced. Of course, as with any investment, there are no guarantees and we will have to see what develops.

We are grateful for the opportunity to invest your capital and will be working diligently on your behalf to achieve satisfying long-term investment results.

Sincerely,


/S/ Dan Shanklin              /s/ Tim Shanklin
Dan Shanklin                  Tim Shanklin
Chairman                      Portfolio Manager

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 59.45%

       Auto Parts - Original Equipment - 2.25%
            Johnson Controls, Inc. .................................................                   1,700              $   98,388
                                                                                                                          ----------

       Commercial Services - 4.48%
         (a)Concord EFS, Inc. ......................................................                   3,030                  96,392
            Nichols Research Corporation ...........................................                   4,680                 100,035
                                                                                                                          ----------
                                                                                                                             196,427
                                                                                                                          ----------
       Computer Software & Services - 6.76%
         (a)Acxiom Corporation .....................................................                   4,000                  94,500
         (a)Cisco Systems, Inc. ....................................................                   1,400                 105,525
         (a)RealNetworks, Inc. .....................................................                   2,500                  96,250
                                                                                                                          ----------
                                                                                                                             296,275
                                                                                                                          ----------
       Electronics - 5.96%
         (a)SCI Systems, Inc. ......................................................                   3,500                 170,188
            Thomas & Betts Corporation .............................................                   2,100                  90,956
                                                                                                                          ----------
                                                                                                                             261,144
                                                                                                                          ----------
       Electronics - Semiconductor - 2.45%
            Intel Corporation ......................................................                   1,000                 107,625
                                                                                                                          ----------

       Financial - Banks, Commercial - 2.02%
            First Tennessee National Corporation ...................................                   2,640                  88,440
                                                                                                                          ----------

       Financial - Savings/Loans/Thrifts - 3.79%
            Net.B@nk, Inc. .........................................................                   5,300                 166,288
                                                                                                                          ----------

       Financial - Securities Brokers - 2.19%
            The Charles Schwab Corporation .........................................                   1,700                  95,834
                                                                                                                          ----------

       Financial Services - 2.19%
            Fannie Mae .............................................................                   1,320                  96,030
                                                                                                                          ----------

       Insurance - Life & Health - 1.99%
            Protective Life Corporation ............................................                   2,240                  87,220
                                                                                                                          ----------

       Lodging - 2.21%
         (a)Promus Hotel Corporation ...............................................                   2,900                  96,788
                                                                                                                          ----------

       Manufactured Housing - 2.00%
            Clayton Homes, Inc. ....................................................                   5,650                  87,575
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                             Value
                                                                                                      Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Medical Supplies - 2.55%
         (a)Sofamor Danek Group, Inc. ..............................................                   1,000              $  111,813
                                                                                                                          ----------

       Oil & Gas - Domestic - 1.60%
            Energen Corporation ....................................................                   3,900                  70,200
                                                                                                                          ----------

       Real Estate Investment Trust - 2.05%
            CCA Prison Realty ......................................................                   3,700                  89,725
                                                                                                                          ----------

       Retail - Specialty Line - 2.55%
            Home Depot, Inc. .......................................................                   2,250                 111,938
                                                                                                                          ----------

       Shoes - Leather - 1.82%
            Nike, Inc. .............................................................                   2,000                  80,000
                                                                                                                          ----------

       Telecommunications - 2.17%
            Century Telephone Enterprises, Inc. ....................................                   1,670                  95,190
                                                                                                                          ----------

       Transportation - Air - 4.28%
         (a)FDX Corporation ........................................................                   1,600                 103,800
            Southwest Airlines Co. .................................................                   3,900                  83,850
                                                                                                                          ----------
                                                                                                                             187,650
                                                                                                                          ----------
       Utilities - Telecommunications - 4.14%
            BellSouth Corporation ..................................................                   1,000                  87,250
            MCI WorldCom, Inc. .....................................................                   1,600                  94,400
                                                                                                                          ----------
                                                                                                                             181,650
                                                                                                                          ----------

            Total Common Stocks (Cost $2,219,361) .........................................................                2,606,200
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Interest            Maturity
                                                            Principal             Rate                Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS - 15.56%

       United States Treasury Note .....................     $120,000             5.13%             08/31/00              $  121,022
       United States Treasury Note .....................       60,000             5.50%             02/29/00                  60,600
       United States Treasury Note .....................       90,000             5.88%             08/31/99                  90,759




                                                                                                                         (Continued)

                                                      SCM STRATEGIC GROWTH FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Interest            Maturity                 Value
                                                            Principal             Rate                Date                  (note 1)
------------------------------------------------------------------------------------------------------------------------------------

       United States Treasury Strip ....................     $126,000             0.00%             11/15/99              $  120,635
       United States Treasury Strip ....................      185,000             0.00%             11/15/00                 169,385
       United States Treasury Strip ....................      128,000             0.00%             05/15/00                 119,817
                                                                                                                          ----------

       Total U.S. Government Obligations (Cost $682,347) ................................................                    682,218
                                                                                                                          ----------

                                                                                                   ---------
                                                                                                     Shares
                                                                                                   ---------
INVESTMENT COMPANIES - 8.49%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                 186,156                 186,156
       Evergreen Money Market Treasury Institutional Treasury Money
            Market Fund Institutional Service Shares ...............................                 186,155                 186,155
                                                                                                                          ----------

       Total Investment Companies (Cost $372,311) .......................................................                    372,311
                                                                                                                          ----------


Total Value of Investments (Cost $3,274,019 (b)) ........................................................    83.50 %      $3,660,729
Other Assets Less Liabilities ...........................................................................    16.50 %         723,548
                                                                                                            ------        ----------
       Net Assets .......................................................................................   100.00 %      $4,384,277
                                                                                                            ======        ==========


       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


            Unrealized appreciation                                                                                      $  419,357
            Unrealized depreciation                                                                                         (32,647)
                                                                                                                         ----------

                                                     Net unrealized appreciation                                         $  386,710
                                                                                                                         ==========




See accompanying notes to financial statements

                                                      SCM STRATEGIC GROWTH FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 1998
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $3,274,019) .........................................................                $ 3,660,729
       Cash ............................................................................................                    894,001
       Income receivable ...............................................................................                      5,472
       Prepaid expenses ................................................................................                      1,133
       Deferred organization expenses, net (note 3) ....................................................                     24,707
       Due from advisor (note 2) .......................................................................                      2,830
                                                                                                                        -----------

            Total assets ...............................................................................                  4,588,872
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ................................................................................                      4,944
       Payable for investment purchases ................................................................                    199,651
                                                                                                                        -----------

            Total liabilities ..........................................................................                    204,595
                                                                                                                        -----------

NET ASSETS
       (applicable to 503,888 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) .........................................                $ 4,384,277
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($4,384,277 / 503,888 shares) ...................................................................                     $ 8.70
                                                                                                                             ======

NET ASSETS CONSIST OF
       Paid-in capital .................................................................................                $ 4,483,147
       Undistributed net investment income .............................................................                      4,990
       Accumulated net realized loss on investments ....................................................                   (490,570)
       Net unrealized appreciation on investments ......................................................                    386,710
                                                                                                                        -----------
                                                                                                                        $ 4,384,277
                                                                                                                        ===========











See accompanying notes to financial statements

                                                      SCM STRATEGIC GROWTH FUND

                                                       STATEMENT OF OPERATIONS

                                                      Period from June 1, 1998
                                                        to November 30, 1998
                                                             (Unaudited)

INVESTMENT INCOME

       Income
            Interest ......................................................................................               $   7,471
            Dividends .....................................................................................                   8,217
                                                                                                                          ---------

                  Total income ............................................................................                  15,688
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                   7,500
            Fund administration fees (note 2) .............................................................                   1,324
            Custody fees ..................................................................................                   1,456
            Registration and filing administration fees (note 2) ..........................................                      67
            Fund accounting fees (note 2) .................................................................                  10,000
            Legal fees ....................................................................................                   6,019
            Securities pricing fees .......................................................................                     682
            Shareholder recordkeeping fees ................................................................                   3,493
            Other fees ....................................................................................                   1,395
            Shareholder servicing expenses ................................................................                   2,480
            Registration and filing expenses ..............................................................                   1,340
            Printing expenses .............................................................................                   2,204
            Amortization of deferred organization expenses (note 3) .......................................                   2,293
            Other operating expenses ......................................................................                     861
                                                                                                                          ---------

                  Total expenses ..........................................................................                  41,114
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) ....................................................                 (22,830)
                       Investment advisory fees waived (note 2) ...........................................                  (7,500)
                       Fund administration fees waived (note 2) ...........................................                     (86)
                                                                                                                          ---------

                  Net expenses ............................................................................                  10,698
                                                                                                                          ---------

                       Net investment income ..............................................................                   4,990
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investment transactions .....................................................                (490,570)
       Increase in unrealized appreciation on investments .................................................                 386,710
                                                                                                                          ---------

            Net realized and unrealized loss on investments ...............................................                (103,860)
                                                                                                                          ---------

                  Net decrease in net assets resulting from operations ....................................               $ (98,870)
                                                                                                                          =========






See accompanying notes to financial statements

                                                      SCM STRATEGIC GROWTH FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                  For the period from June 1, 1998
                                                        to November 30, 1998
                                                             (Unaudited)

INCREASE IN NET ASSETS

     Operations
          Net investment income .................................................................................       $     4,990
          Net realized loss from investment transactions ........................................................          (490,570)
          Increase in unrealized appreciation on investments ....................................................           386,710
                                                                                                                        -----------

              Net decrease in net assets resulting from operations ..............................................           (98,870)
                                                                                                                        -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) ..................................         4,483,147
                                                                                                                        -----------

                   Total increase in net assets .................................................................         4,384,277

NET ASSETS

     Beginning of period ........................................................................................                 0
                                                                                                                        -----------

     End of period (including net investment income of $4,990 at November 30, 1998) .............................       $ 4,384,277
                                                                                                                        ===========



(a) A summary of capital share activity follows:
                                                                                                  ----------------------------------
                                                                                                          Shares           Value
                                                                                                  ----------------------------------

Shares sold ......................................................................................         510,775      $ 4,541,847
Shares issued for reinvestment
     of distributions ............................................................................               0                0
                                                                                                       -----------      -----------

                                                                                                           510,775        4,541,847

Shares redeemed ..................................................................................          (6,887)         (58,700)
                                                                                                       -----------      -----------

     Net increase ................................................................................         503,888      $ 4,483,147
                                                                                                       ===========      ===========









See accompanying notes to financial statements

                                                      SCM STRATEGIC GROWTH FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                  For the period from June 29, 1998
                                                    (commencement of operations)
                                                        to November 30, 1998
                                                             (Unaudited)


Net asset value, beginning of period .......................................................................       $     10.00

      Loss from investment operations (a)
           Net investment income ...........................................................................              0.01
           Net realized and unrealized loss on investments .................................................             (1.31)
                                                                                                                   -----------

                Total from investment operations ...........................................................             (1.30)
                                                                                                                   -----------

Net asset value, end of period .............................................................................       $      8.70
                                                                                                                   ===========


Total return ...............................................................................................            (13.00)%
                                                                                                                   ===========


Ratios/supplemental data

      Net assets, end of period ............................................................................       $ 4,384,277
                                                                                                                   ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...................................................              4.67 % (b)
           After expense reimbursements and waived fees ....................................................              1.22 % (b)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees ...................................................             (2.87)% (b)
           After expense reimbursements and waived fees ....................................................              0.56 % (b)


      Portfolio turnover rate ..............................................................................             42.60 %

      Average brokerage commission per share (c) ...........................................................       $    0.0384


(a)   Includes  undistributed  net investment income of $0.00 per share and undistributed net realized gains and unrealized gains of
      $0.00 per share, from June 1, 1998 (seed date) through June 29, 1998 (commencement of operations).

(b)   Annualized.

(c)   Represents  total  commissions  paid on portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.






See accompanying notes to financial statements

                            SCM STRATEGIC GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1998
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The SCM Strategic Growth Fund (the "Fund") is a diversified series of shares of beneficial interest of The SCM Investment Trust (the "Trust"). The Trust, an open-ended investment company, was organized on April 18, 1998 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of realized and unrealized capital appreciation. Current income is of secondary importance. The Fund will seek to achieve this objective by investing primarily in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund was initially seeded on June 1, 1998. The Fund had no net investment income, or net realized and unrealized gains from the seed date through the commencement of operations, or June 29, 1998. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending May 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Shanklin Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.85% of the Fund's average daily net assets.

                                                                     (Continued)

                            SCM STRATEGIC GROWTH FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1998
                                   (Unaudited)



         The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.25% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $7,500 ($0.04 per share) and has agreed to reimburse $22,830 to the Fund's operating expenses for the period ended November 30, 1998.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.150% of the Fund's first $100 million of average daily net assets, and 0.125% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

         Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $4,360,884 and $971,595, respectively, for the period ended November 30, 1998.